Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 1, 2009

to the Prospectus for Class A and C Shares of Allianz Multi-Strategy Funds

Dated July 15, 2008

The disclosure contained in the subsection captioned “Exchanging Shares” contained in the section entitled “How to Buy and Sell Shares” is revised to indicate that, in addition to the exchangeability of a Fund’s shares for the same Class of shares of any other series of the Trust, Allianz Funds or PIMCO Funds, shares of one Class of a Fund may also be exchanged directly for shares of another Class of the same Fund, as described (and subject to the conditions set forth) in the Trust’s Statement of Additional Information.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 1, 2009

to the Prospectus for Class D Shares of Allianz Multi-Strategy Funds

Dated July 15, 2008

The disclosure contained in the subsection captioned “Exchanging Shares” contained in the section entitled “How to Buy and Sell Shares” is revised to indicate that, in addition to the exchangeability of a Fund’s shares for the same Class of shares of any other series of the Trust, Allianz Funds or PIMCO Funds, shares of one Class of a Fund may also be exchanged directly for shares of another Class of the same Fund, as described (and subject to the conditions set forth) in the Trust’s Statement of Additional Information.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 1, 2009

to the Prospectus for Class P Shares of Allianz Multi-Strategy Funds

Dated July 15, 2008

The disclosure contained in the subsection captioned “Exchange Privilege” contained in the section entitled “Purchases, Redemptions and Exchanges” is revised to indicate that, in addition to the exchangeability of a Fund’s shares for the same Class of shares of any other series of the Trust, Allianz Funds or PIMCO Funds, shares of one Class of a Fund may also be exchanged directly for shares of another Class of the same Fund, as described (and subject to the conditions set forth) in the Trust’s Statement of Additional Information.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 1, 2009

to the Prospectus for Institutional Class Shares of Allianz Multi-Strategy Funds

Dated July 15, 2008

The disclosure contained in the subsection captioned “Exchange Privilege” contained in the section entitled “Purchases, Redemptions and Exchanges” is revised to indicate that, in addition to the exchangeability of a Fund’s shares for the same Class of shares of any other series of the Trust, Allianz Funds or PIMCO Funds, shares of one Class of a Fund may also be exchanged directly for shares of another Class of the same Fund, as described (and subject to the conditions set forth) in the Trust’s Statement of Additional Information.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 1, 2009

to the Prospectus for Class A and C Shares of Allianz RCM Global EcoTrendsSM Fund

Dated September 2, 2008

The disclosure contained in the subsection captioned “Exchanging Shares” contained in the section entitled “How to Buy and Sell Shares” is revised to indicate that, in addition to the exchangeability of Fund shares for the same Class of shares of any other series of the Trust, Allianz Funds or PIMCO Funds, shares of one Class of the Fund may also be exchanged directly for shares of another Class of the Fund, as described (and subject to the conditions set forth) in the Trust’s Statement of Additional Information.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 1, 2009

to the Prospectus for Class D Shares of Allianz RCM Global EcoTrendsSM Fund

Dated September 2, 2008

The disclosure contained in the subsection captioned “Exchanging Shares” contained in the section entitled “How to Buy and Sell Shares” is revised to indicate that, in addition to the exchangeability of Fund shares for the same Class of shares of any other series of the Trust, Allianz Funds or PIMCO Funds, shares of one Class of the Fund may also be exchanged directly for shares of another Class of the Fund, as described (and subject to the conditions set forth) in the Trust’s Statement of Additional Information.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 1, 2009

to the Prospectus for Class P Shares of Allianz RCM Global EcoTrendsSM Fund

Dated September 2, 2008

The disclosure contained in the subsection captioned “Exchange Privilege” contained in the section entitled “Purchases, Redemptions and Exchanges” is revised to indicate that, in addition to the exchangeability of Fund shares for the same Class of shares of any other series of the Trust, Allianz Funds or PIMCO Funds, shares of one Class of the Fund may also be exchanged directly for shares of another Class of the Fund, as described (and subject to the conditions set forth) in the Trust’s Statement of Additional Information.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 1, 2009

to the Prospectus for Institutional Class Shares of Allianz RCM Global EcoTrendsSM Fund

Dated September 2, 2008

The disclosure contained in the subsection captioned “Exchange Privilege” contained in the section entitled “Purchases, Redemptions and Exchanges” is revised to indicate that, in addition to the exchangeability of Fund shares for the same Class of shares of any other series of the Trust, Allianz Funds or PIMCO Funds, shares of one Class of the Fund may also be exchanged directly for shares of another Class of the Fund, as described (and subject to the conditions set forth) in the Trust’s Statement of Additional Information.